FINANCIAL RISK MANAGEMENT - Liquidity risk-Narrative (Details)	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	37.00%	7.00%